Non-Employee Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Non-Employee Share-Based Compensation [Abstract]
NON-EMPLOYEE SHARE-BASED COMPENSATION
12.	NON-EMPLOYEE SHARE-BASED COMPENSATION

On December 31, 2024, the Company’s extraordinary general meeting passed an ordinary resolution that the number of shares available for awards under the Company’s Amended and Restated 2023 Equity Incentive Plan be increased from 55,000,000 to 137,500,000.

On January 1, 2025, the Company entered into consulting agreements with five external consultants, who will provide services mainly including capital market strategy guidance, financing advisory, operational and logistics management, implementation and maintenance of International Organization for Standardization (“ISO”), data protection, and general business consulting, with a 24-month service term. Pursuant to the service agreement, the Group was required to issue 99,000,000 Class B Ordinary Shares for their service. The fair value of the services was determined to be US$27,348,750 based on the Company’s ADS market price on January 2, 2025. The Company issued 99,000,000 Class B Ordinary Shares on January 2, 2025.

On May 27, 2025, the Company entered into consulting agreements with two external consultants, who will provide services mainly including capital market strategy guidance, financing advisory, safety regulations and recommendation of protective equipment on company/business events, incident management, and general business consulting, with a 24-month service term or 12-month service term. Pursuant to the service agreement, the Group was required to issue 38,500,000 Class B Ordinary Shares for their service. The fair value of the services was determined to be US$1,361,938 based on the Company’s ADS market price on May 27, 2025. The Company issued 38,500,000 Class B Ordinary Shares on May 27, 2025.

Pursuant to ASC 718, the aggregate 137,500,000 Class B ordinary shares granted as consulting compensation represent equity-settled share-based payments to non-employees. The Company will measure the fair value of the shares on the grant date and recognize this amount as consulting expenses ratably over the 24-month or 12-month service period.

Share-based compensation expenses of US$6,856,485 were recognized for the six months ended June 30, 2025, all of which were allocated to general and administrative expenses. As of June 30, 2025, the unrecognized compensation expenses was US$21,854,203.